Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Creditable input VAT	¥ 122,007,581	¥ 115,683,366
Short-term deposits	9,003,252	6,241,420
Receivables from payment processors and aggregators	12,356,383	14,855,525
Prepaid marketing expenses	5,373,942	5,804,911
Others	10,140,429	14,269,306
Total	¥ 158,881,587	¥ 156,854,528